                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2011

Check here if Amendment [ ]; Amendment Number: ______________

     This Amendment (Check only one.): [ ] is a restatement.
                                       [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:    VHCP Management, LLC
Address: 3340 Hillview Avenue
         Palo Alto, California 94304

Form 13F File Number: 28- ___________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  David Stepp
Title: General Counsel, VR Management, LLC
Phone: (650) 561-9580

Signature, Place, and Date of Signing:


     /s/ David L. Stepp                Palo Alto, California  August 11, 2011
-------------------------------------
             [Signature]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
Form 13F Information Table Entry Total:   Fourteen (14)
Form 13F Information Table Value Total: $191,242,000
List of Other Included Managers:        None

                           FORM 13F INFORMATION TABLE

                                                                                                               Voting Authority
                                     TITLE OF               VALUE   SHARES / SH / PUT / INVESTMENT   OTHER  ---------------------
NAME OF ISSUER                         CLASS     CUSIP    (X$1000)  PRN AMT  PRN  CALL  DISCRETION MANAGERS    SOLE   SHARED NONE
--------------                       -------- ----------- -------- --------- ---- ----- ---------- -------- --------- ------ ----
ACADIA Pharmaceuticals, Inc.           COM    004225 10 8    5,462 3,350,785 SH   N/A   Sole       N/A      3,350,785   N/A   N/A
Affymax, Inc.                          COM    00826A 10 9    9,275 1,350,000 SH   N/A   Sole       N/A      1,350,000   N/A   N/A
Anacor Pharmaceuticals, Inc.           COM    032420 10 1   12,920 2,000,000 SH   N/A   Sole       N/A      2,000,000   N/A   N/A
Antares Pharma, Inc.                   COM    036642 10 6    4,641 2,100,000 SH   N/A   Sole       N/A      2,100,000   N/A   N/A
Anthera Pharmaceuticals, Inc.          COM    03674U 10 2    5,515   675,000 SH   N/A   Sole       N/A        675,000   N/A   N/A
Ardea Biosciences, Inc.                COM    03969P 10 7   12,964   509,205 SH   N/A   Sole       N/A        509,205   N/A   N/A
Chelsea Therapeutics International,
Inc.                                   COM    163428 10 5   19,906 3,903,170 SH   N/A   Sole       N/A      3,903,170   N/A   N/A
Depomed, Inc.                          COM    249908 10 4   12,035 1,471,300 SH   N/A   Sole       N/A      1,471,300   N/A   N/A
Durect Corp.                           COM    266605 10 4    9,022 4,444,444 SH   N/A   Sole       N/A      4,444,444   N/A   N/A
GTx, Inc.                              COM    40052B 10 8    9,796 2,044,999 SH   N/A   Sole       N/A      2,044,999   N/A   N/A
Ironwood Pharmaceuticals, Inc.         COM    46333X 10 8   37,728 2,400,000 SH   N/A   Sole       N/A      2,400,000   N/A   N/A
Medivation, Inc.                       COM    58501N 10 1    9,369   437,200 SH   N/A   Sole       N/A        437,200   N/A   N/A
Neurocrine Biosciences, Inc.           COM    64125C 10 9   25,471 3,164,089 SH   N/A   Sole       N/A      3,164,089   N/A   N/A
NPS Pharmaceuticals, Inc.              COM    62936P 10 3   17,138 1,813,500 SH   N/A   Sole       N/A      1,813,500   N/A   N/A